Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Income tax benefit, adjustment		$ 4
Other income tax disclosures
Effect of unrecognized tax benefit on income tax expense	$ 39	39	$ 37
Interest expense and penalties related to unrecognized income tax expense	3		$ 3
Net accrued interest and penalties	21	19
State
Operating loss carryforwards
NOL carryforwards	2,861
Deferred income tax asset for State NOL carryforwards	151
Federal
Operating loss carryforwards
Deferred income tax asset for Federal NOL carryforwards	$ 17
Maximum
Other income tax disclosures
Interest expense and penalties related to unrecognized income tax expense		$ 1